SCHEDULE OF BLACK-SCHOLES OPTION PRICING MODEL WITH AVERAGE ASSUMPTIONS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expected volatility, minimum	79.00%
Expected volatility, maximum	220.00%
Risk-free Interest Rate, Minimum	0.90%
Risk-free Interest Rate, Maximum	1.83%
Dividend yield	0.00%	0.00%	0.00%
Expected Term		10 years
Minimum [Member]
Expected volatility, minimum		44.80%	199.20%
Risk-free Interest Rate, Minimum		0.90%	0.28%
Stock price grant, maximum		0.04%	0.09%
Expected Term			5 years
Maximum [Member]
Expected volatility, maximum		124.40%	223.20%
Risk-free Interest Rate, Maximum		1.75%	0.38%
Stock price grant, maximum		0.80%	0.14%
Expected Term			10 years